As filed with the U.S. Securities and Exchange Commission on April 22, 2025

File Nos. 002-93131

811-04044

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 62	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

(Check appropriate box or boxes.)

PARNASSUS FUNDS

(Exact name of Registrant as Specified in Charter)

1 Market Street

Suite 1600

San Francisco, California

94105

(Address of Principal Executive Offices)

(415) 778-0200

(Registrant’s Telephone Number, including Area Code)

Benjamin E. Allen	Copy to:
Parnassus Investments	Chelsea M. Childs
1 Market Street	Ropes & Gray LLP
Suite 1600	3 Embarcadero Center
San Francisco, California 94105	San Francisco, CA 94111
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to Parnassus Funds trust’s (the “Registrant”) Post-Effective Amendment No. 61 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 63 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on February 7, 2025 (“Post-Effective Amendment No. 61”), are incorporated herein by reference.

This Post-Effective Amendment No. 62 is being filed pursuant to Rule 485(b) under the Securities Act solely to designate May 1, 2025, as the new effective date for Post-Effective Amendment No. 61, which was scheduled to be effective on April 23, 2025. This Post-Effective Amendment No. 62 relates solely to the following series of the Registrant: Parnassus International Equity Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-1A (the “Registration Statement”) under Rule 485(b) under the Securities Act and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 22nd day of April 2025.

PARNASSUS FUNDS
(Registrant)

By:	/s/ Benjamin E. Allen
Benjamin E. Allen, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Benjamin E. Allen Benjamin E. Allen	Principal Executive Officer and Trustee	April 22, 2025

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	April 22, 2025

Alecia A. DeCoudreaux+	Trustee	*

Rajesh Atluru+	Trustee	*

Eric P. Rakowski+	Trustee	*

Roy Swan, Jr.+	Trustee	*

Kay Yun+	Trustee	*

Amy K. Johnson+	Trustee	*

+By:	/s/ Benjamin E. Allen
Benjamin E. Allen
Attorney-in-Fact*

* Signature is affixed as of April 22, 2025. Power of attorney previously filed.

Signature Page